Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [Line Items]
Summary of Categories of Financial Instruments

Categories of Financial Instruments

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Financial assets
Measured at FVTPL
Mandatorily measured at FVTPL	$—	$517
Hedging financial assets	—	1
Loans and receivables (Note a)	68,983	—
Available-for-sale financial assets	5,751	—
Financial assets at amortized cost (Note a)	—	70,241
Financial assets at FVOCI	—	6,933
Financial liabilities
Measured at FVTPL
Held for trading	1	1
Hedging derivative financial liabilities	1	—
Measured at amortized cost (Note b)	39,725	40,334

Note a:

The balances included cash and cash equivalents, trade notes and accounts receivable, receivables from related parties, other current monetary assets and refundable deposits (classified as other noncurrent assets) which were loans and receivables.  Please refer to Notes 7, 11, 14, 20 and 40.   Such amounts are reclassified as financial assets at amortized cost upon the application of IFRS 9 starting from 2018.

Note b:

The balances included short-term loans, trade notes and accounts payable, payables to related parties, partial other payables, customers’ deposits and long-term loans which were financial liabilities carried at amortized cost.  Please refer to Notes 22, 23, 24, 25 and 40.

Maturity Analysis For Nonderivative Financial Liabilities

The following tables detailed the Company’s remaining contractual maturity for its non-derivative financial liabilities with agreed repayment periods.  The tables had been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Company is required to pay.

	Weighted Average Effective Interest Rate (%)	Less than 1 Month	1-3 Months	3 Months to 1 Year	1-5 Years	More than 5 Year	Total
		NT$	NT$	NT$	NT$	NT$	NT$
		(In Millions)
December 31, 2017
Non-derivative financial liabilities
Non-interest bearing	—	$41,884	$—	$3,197	$4,671	$—	$49,752
Floating interest rate instruments	0.97	50	—	20	1,600	—	1,670
		$41,934	$—	$3,217	$6,271	$—	$51,422
December 31, 2018
Non-derivative financial liabilities
Non-interest bearing	—	$41,808	$—	$2,890	$4,717	$—	$49,415
Floating interest rate instruments	0.98	—	—	100	1,600	—	1,700
		$41,808	$—	$2,990	$6,317	$—	$51,115

Liquidity Analysis for Derivative Financial Instruments

The following table detailed the Company’s liquidity analysis for its derivative financial instruments.  The table had been drawn up based on the undiscounted gross inflows and outflows on those derivatives that require gross settlement.

	Less than 1 Month	1-3 Months	3 Months to 1 Year	1-5 Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
December 31, 2017
Gross settled
Forward exchange contracts
Inflows	$125	$173	$36	$—	$334
Outflows	126	174	36	—	336
	$(1)	$(1)	$—	$—	$(2)
December 31, 2018
Gross settled
Forward exchange contracts
Inflows	$62	$238	$126	$—	$426
Outflows	62	238	126	—	426
	$—	$—	$—	$—	$—

Financing Facilities

2)	Financing facilities

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Unsecured bank loan facility
Amount used	$90	$133
Amount unused	45,749	46,328
	$45,839	$46,461
Secured bank loan facility
Amount used	$1,600	$1,600
Amount unused	1,910	1,340
	$3,510	$2,940

Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Carrying Amounts of Assets and Liabilities Related to Market Risk
1)	Foreign currency risk

The carrying amounts of the Company’s foreign currency denominated monetary assets and monetary liabilities at the balance sheet dates were as follows:

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Assets
USD	$5,584	$5,903
EUR	28	34
SGD	63	124
JPY	36	17
RMB	3	2
Liabilities
USD	4,964	6,999
EUR	1,323	1,217
SGD	96	51
JPY	12	14
RMB	—	—

The carrying amounts of the Company’s derivatives with exchange rate risk exposures at the balance sheet dates were as follows:

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Assets
USD	$—	$—
EUR	—	1
Liabilities
USD	—	—
EUR	1	1

Foreign Currency Risk Sensitivity Analysis

The following table details the Company’s sensitivity to a 5% increase and decrease in the functional currency against the relevant foreign currencies.  5% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible changes in foreign exchange rates.  The sensitivity analysis includes only outstanding foreign currency denominated monetary items and forward exchange contracts.  A positive number below indicates an increase in pre-tax profit or equity where the functional currency weakens 5% against the relevant currency.

	Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$
	(In Millions)
Profit or loss
Monetary assets and liabilities (a)
USD	$54	$31	$(55)
EUR	(48)	(65)	(59)
SGD	5	(2)	4
JPY	—	1	—
RMB	1	—	—
Derivatives (b)
USD	3	6	3
EUR	8	3	10
Equity
Derivatives (c)
EUR	5	7	9
a)	This is mainly attributable to the exposure to foreign currency denominated receivables and payables of the Company outstanding at the balance sheet dates.
b)	This is mainly attributable to the forward exchange contracts.
c)	This is mainly attributable to the changes in the fair value of derivatives that are designated as cash flow hedges.

Interest rate risk [member]
Disclosure of detailed information about financial instruments [Line Items]
Carrying Amounts of Assets and Liabilities Related to Market Risk

The carrying amounts of the Company’s exposures to interest rates on financial assets and financial liabilities at the balance sheet dates were as follows:

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Fair value interest rate risk
Financial assets	$25,911	$25,822
Cash flow interest rate risk
Financial assets	6,715	9,161
Financial liabilities	1,670	1,700